Trade and other receivables, net - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 40,506
Trade and other receivables | Later than six months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	1,114	$ 289
Trade and other receivables | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 71,714	$ 29,123